Commitments, Contingencies and Off-Balance-Sheet Risk - Contractual Amount of Financial Instruments with Off-Balance-Sheet Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	$ 9,723	$ 8,433
Variable Rate	138,304	129,962
Lines of credit and construction loans [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	9,378	6,913
Variable Rate	118,182	111,710
Overdraft protection [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	51	1,320
Variable Rate	19,726	17,828
Letters of credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	294	200
Variable Rate	$ 396	$ 424